Distribution Date:	08/17/26	UBS Commercial Mortgage Trust 2019-C17
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2019-C17

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		Nicholas Galeone		nicholas.galeone@ubs.com
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 8th Floor | New York, NY 10010 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		Niral Shah	(305) 485-2041	Niral.Shah@rialtocapital.com
Mortgage Loan Detail (Part 1)	13-15		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	16-18	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	19
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Historical Detail	20		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Delinquency Loan Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	22		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	24		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	25	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	26		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	90278MAW7	2.006400%	29,683,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	90278MAX5	2.312500%	8,978,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	90278MAY3	2.865500%	51,293,000.00	31,466,555.61	866,148.42	75,139.51	0.00	0.00	941,287.93	30,600,407.19	32.38%	30.00%
A-3	90278MAZ0	2.668600%	204,676,000.00	204,666,906.98	36.40	455,145.09	0.00	0.00	455,181.49	204,666,870.58	32.38%	30.00%
A-4	90278MBA4	2.921000%	270,505,000.00	270,505,000.00	0.00	658,454.25	0.00	0.00	658,454.25	270,505,000.00	32.38%	30.00%
A-S	90278MBD8	3.203400%	60,550,000.00	60,550,000.00	0.00	161,638.23	0.00	0.00	161,638.23	60,550,000.00	24.29%	22.50%
B	90278MBE6	3.395200%	36,330,000.00	36,330,000.00	0.00	102,789.68	0.00	0.00	102,789.68	36,330,000.00	19.43%	18.00%
C	90278MBF3	3.758200%	36,330,000.00	36,330,000.00	0.00	113,779.51	0.00	0.00	113,779.51	36,330,000.00	14.57%	13.50%
D	90278MAG2	2.500000%	23,211,000.00	23,211,000.00	0.00	48,356.25	0.00	0.00	48,356.25	23,211,000.00	11.47%	10.63%
E	90278MAJ6	2.500000%	20,184,000.00	20,184,000.00	0.00	42,050.00	0.00	0.00	42,050.00	20,184,000.00	8.77%	8.13%
F	90278MAL1	2.685200%	17,155,000.00	17,155,000.00	0.00	38,387.17	0.00	0.00	38,387.17	17,155,000.00	6.48%	6.00%
G	90278MAN7	2.685200%	9,083,000.00	9,083,000.00	0.00	20,324.73	0.00	0.00	20,324.73	9,083,000.00	5.26%	4.88%
NR-RR	90278MAQ0	4.392689%	39,358,117.00	39,358,117.00	0.00	72,684.41	0.00	0.00	72,684.41	39,358,117.00	0.00%	0.00%
Z	90278MAS6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	90278MAU1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			807,336,117.00	748,839,579.59	866,184.82	1,788,748.83	0.00	0.00	2,654,933.65	747,973,394.77

X-A	90278MBB2	1.577098%	565,135,000.00	506,638,462.59	0.00	665,848.73	0.00	0.00	665,848.73	505,772,277.77
X-B	90278MBC0	0.985671%	133,210,000.00	133,210,000.00	0.00	109,417.65	0.00	0.00	109,417.65	133,210,000.00
X-D	90278MAA5	1.892689%	43,395,000.00	43,395,000.00	0.00	68,444.36	0.00	0.00	68,444.36	43,395,000.00
X-F	90278MAC1	1.707489%	17,155,000.00	17,155,000.00	0.00	24,409.98	0.00	0.00	24,409.98	17,155,000.00
X-G	90278MAE7	1.707489%	9,083,000.00	9,083,000.00	0.00	12,924.27	0.00	0.00	12,924.27	9,083,000.00
Notional SubTotal			767,978,000.00	709,481,462.59	0.00	881,044.99	0.00	0.00	881,044.99	708,615,277.77

Deal Distribution Total					866,184.82	2,669,793.82	0.00	0.00	3,535,978.64

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90278MAW7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	90278MAX5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	90278MAY3	613.46685922	16.88628897	1.46490769	0.00000000	0.00000000	0.00000000	0.00000000	18.35119665	596.58057025
A-3	90278MAZ0	999.95557359	0.00017784	2.22373454	0.00000000	0.00000000	0.00000000	0.00000000	2.22391238	999.95539575
A-4	90278MBA4	1,000.00000000	0.00000000	2.43416665	0.00000000	0.00000000	0.00000000	0.00000000	2.43416665	1,000.00000000
A-S	90278MBD8	1,000.00000000	0.00000000	2.66950008	0.00000000	0.00000000	0.00000000	0.00000000	2.66950008	1,000.00000000
B	90278MBE6	1,000.00000000	0.00000000	2.82933333	0.00000000	0.00000000	0.00000000	0.00000000	2.82933333	1,000.00000000
C	90278MBF3	1,000.00000000	0.00000000	3.13183347	0.00000000	0.00000000	0.00000000	0.00000000	3.13183347	1,000.00000000
D	90278MAG2	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
E	90278MAJ6	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
F	90278MAL1	1,000.00000000	0.00000000	2.23766657	0.00000000	0.00000000	0.00000000	0.00000000	2.23766657	1,000.00000000
G	90278MAN7	1,000.00000000	0.00000000	2.23766707	0.00000000	0.00000000	0.00000000	0.00000000	2.23766707	1,000.00000000
NR-RR	90278MAQ0	1,000.00000000	0.00000000	1.84674511	1.81382890	50.62356591	0.00000000	0.00000000	1.84674511	1,000.00000000
Z	90278MAS6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	90278MAU1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90278MBB2	896.49103770	0.00000000	1.17821181	0.00000000	0.00000000	0.00000000	0.00000000	1.17821181	894.95833344
X-B	90278MBC0	1,000.00000000	0.00000000	0.82139216	0.00000000	0.00000000	0.00000000	0.00000000	0.82139216	1,000.00000000
X-D	90278MAA5	1,000.00000000	0.00000000	1.57724070	0.00000000	0.00000000	0.00000000	0.00000000	1.57724070	1,000.00000000
X-F	90278MAC1	1,000.00000000	0.00000000	1.42290761	0.00000000	0.00000000	0.00000000	0.00000000	1.42290761	1,000.00000000
X-G	90278MAE7	1,000.00000000	0.00000000	1.42290763	0.00000000	0.00000000	0.00000000	0.00000000	1.42290763	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	75,139.51	0.00	75,139.51	0.00	0.00	0.00	75,139.51	0.00
A-3	07/01/26 - 07/30/26	30	0.00	455,145.09	0.00	455,145.09	0.00	0.00	0.00	455,145.09	0.00
A-4	07/01/26 - 07/30/26	30	0.00	658,454.25	0.00	658,454.25	0.00	0.00	0.00	658,454.25	0.00
X-A	07/01/26 - 07/30/26	30	0.00	665,848.73	0.00	665,848.73	0.00	0.00	0.00	665,848.73	0.00
X-B	07/01/26 - 07/30/26	30	0.00	109,417.65	0.00	109,417.65	0.00	0.00	0.00	109,417.65	0.00
X-D	07/01/26 - 07/30/26	30	0.00	68,444.36	0.00	68,444.36	0.00	0.00	0.00	68,444.36	0.00
X-F	07/01/26 - 07/30/26	30	0.00	24,409.98	0.00	24,409.98	0.00	0.00	0.00	24,409.98	0.00
X-G	07/01/26 - 07/30/26	30	0.00	12,924.27	0.00	12,924.27	0.00	0.00	0.00	12,924.27	0.00
A-S	07/01/26 - 07/30/26	30	0.00	161,638.23	0.00	161,638.23	0.00	0.00	0.00	161,638.23	0.00
B	07/01/26 - 07/30/26	30	0.00	102,789.68	0.00	102,789.68	0.00	0.00	0.00	102,789.68	0.00
C	07/01/26 - 07/30/26	30	0.00	113,779.51	0.00	113,779.51	0.00	0.00	0.00	113,779.51	0.00
D	07/01/26 - 07/30/26	30	0.00	48,356.25	0.00	48,356.25	0.00	0.00	0.00	48,356.25	0.00
E	07/01/26 - 07/30/26	30	0.00	42,050.00	0.00	42,050.00	0.00	0.00	0.00	42,050.00	0.00
F	07/01/26 - 07/30/26	30	0.00	38,387.17	0.00	38,387.17	0.00	0.00	0.00	38,387.17	0.00
G	07/01/26 - 07/30/26	30	0.00	20,324.73	0.00	20,324.73	0.00	0.00	0.00	20,324.73	0.00
NR-RR	07/01/26 - 07/30/26	30	1,914,052.81	144,073.30	0.00	144,073.30	71,388.89	0.00	0.00	72,684.41	1,992,448.23
Totals			1,914,052.81	2,741,182.71	0.00	2,741,182.71	71,388.89	0.00	0.00	2,669,793.82	1,992,448.23

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	3,535,978.64
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,751,080.62	Master Servicing Fee	2,533.90
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,300.71
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	322.42
ARD Interest	0.00	Operating Advisor Fee	1,257.43
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	193.45
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,751,080.62	Total Fees	9,897.91

Principal		Expenses/Reimbursements
Scheduled Principal	866,148.41	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	49,678.10
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	17,500.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	4,210.79
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	36.41	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	866,184.82	Total Expenses/Reimbursements	71,388.89

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,669,793.82
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	866,184.82
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,535,978.64
Total Funds Collected	3,617,265.44	Total Funds Distributed	3,617,265.44

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	748,839,579.75	748,839,579.75	Beginning Certificate Balance	748,839,579.59
(-) Scheduled Principal Collections	866,148.41	866,148.41	(-) Principal Distributions	866,184.82
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	36.41	36.41	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	747,973,394.93	747,973,394.93	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	749,230,899.44	749,230,899.44	Ending Certificate Balance	747,973,394.77
Ending Actual Collateral Balance	748,393,283.37	748,393,283.37

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.16)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.16)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.39%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	7	66,325,744.90	8.87%	37	4.3206	NAP	Defeased	7	66,325,744.90	8.87%	37	4.3206	NAP
3,500,000 or less	9	14,137,639.40	1.89%	37	4.6636	2.321358	1.34 or less	8	80,867,031.36	10.81%	36	4.6550	0.833764
3,500,001 to 8,500,000	24	133,101,300.67	17.79%	37	4.3852	2.096799	1.35 to 1.44	8	75,807,696.06	10.14%	37	4.3425	1.400187
8,500,001 to 13,500,000	19	211,503,280.52	28.28%	36	4.3828	1.706236	1.45 to 1.54	1	792,028.42	0.11%	38	4.6000	1.454600
13,500,001 to 18,500,000	9	139,355,774.21	18.63%	36	4.1461	1.985008	1.55 to 1.64	7	90,004,308.78	12.03%	36	4.4967	1.572590
18,500,001 to 23,500,000	4	79,599,655.23	10.64%	37	4.3820	1.551851	1.65 to 1.74	9	79,195,096.28	10.59%	37	4.4038	1.688117
23,500,001 to 28,500,000	1	25,000,000.00	3.34%	36	4.3200	2.716900	1.75 to 1.84	3	11,059,536.07	1.48%	37	4.7493	1.798019
28,500,001 to 38,500,000	0	0.00	0.00%	0	0.0000	0.000000	1.85 to 1.94	5	37,226,561.65	4.98%	37	4.0770	1.919126
38,500,001 to 43,500,000	2	78,950,000.00	10.56%	36	3.7148	2.500001	1.95 to 2.04	3	22,355,098.50	2.99%	35	4.2018	2.014730
43,500,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.05 to 2.24	5	66,004,585.05	8.82%	37	3.9029	2.093071
Totals	75	747,973,394.93	100.00%	36	4.2662	1.934269	2.25 to 2.44	5	45,757,227.25	6.12%	36	4.1787	2.338741
							2.45 or greater	14	172,578,480.61	23.07%	35	4.0251	2.936293
							Totals	75	747,973,394.93	100.00%	36	4.2662	1.934269
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	8	66,325,744.90	8.87%	37	4.3206	NAP	Texas	6	33,773,574.78	4.52%	37	4.2956	1.579752
Alabama	1	4,695,810.49	0.63%	38	4.4500	1.659000	Virginia	6	27,671,172.01	3.70%	34	4.2296	2.285399
Arizona	4	7,711,038.10	1.03%	34	4.1390	2.021800	Washington	1	10,196,837.98	1.36%	37	4.6000	1.232700
California	14	148,109,280.68	19.80%	36	4.1667	2.120172	Wisconsin	4	40,350,050.53	5.39%	37	4.0234	2.220908
Colorado	1	1,677,176.62	0.22%	34	4.1390	2.021800	Wyoming	1	11,898,425.49	1.59%	36	4.0480	1.680800
Florida	5	32,966,744.38	4.41%	37	4.1283	1.816120	Totals	95	747,973,394.93	100.00%	36	4.2662	1.934269
Georgia	3	17,235,849.00	2.30%	37	4.4219	2.024020
									Property Type³
Hawaii	2	11,813,087.69	1.58%	34	5.7500	1.579300
Illinois	1	931,000.00	0.12%	37	5.4300	1.675900		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Indiana	2	1,117,925.30	0.15%	37	4.4656	1.619950		Properties	Balance	Agg. Bal.			DSCR¹
Kentucky	2	17,637,904.63	2.36%	36	4.6179	0.503765	Defeased	8	66,325,744.90	8.87%	37	4.3206	NAP
Louisiana	1	2,149,888.80	0.29%	36	4.5000	2.908400	Industrial	17	98,209,560.04	13.13%	37	4.1789	2.415514
Massachusetts	1	17,560,012.08	2.35%	36	3.9430	1.553200	Lodging	19	155,727,370.93	20.82%	37	4.5326	1.619280
Michigan	8	48,884,119.47	6.54%	36	4.4832	2.190827	Mixed Use	6	73,606,843.55	9.84%	37	4.2961	1.594849
Mississippi	1	4,450,000.00	0.59%	37	4.4800	1.905000	Mobile Home Park	1	17,560,012.08	2.35%	36	3.9430	1.553200
Missouri	4	20,526,967.38	2.74%	37	4.3907	1.245606	Multi-Family	5	57,201,381.99	7.65%	35	4.1552	2.390611
Nevada	1	50,384,615.38	6.74%	35	3.7408	2.908100	Office	9	87,758,457.11	11.73%	36	3.9661	1.752249
New Jersey	1	8,264,534.52	1.10%	38	4.2500	1.729000	Other	2	28,979,145.33	3.87%	36	4.5164	2.560695
New York	3	38,095,236.62	5.09%	37	4.6293	1.285783	Retail	27	160,454,990.38	21.45%	35	4.2157	2.135444
North Carolina	2	25,157,575.98	3.36%	37	4.0900	2.342515	Self Storage	1	2,149,888.80	0.29%	36	4.5000	2.908400
Ohio	1	2,205,098.50	0.29%	37	4.4000	1.963900	Totals	95	747,973,394.93	100.00%	36	4.2662	1.934269
Oregon	1	2,472,047.06	0.33%	34	4.1390	2.021800
Pennsylvania	4	51,174,359.40	6.84%	36	4.4880	2.139279
South Carolina	1	4,050,000.00	0.54%	37	4.4800	1.892600
Tennessee	5	38,487,317.35	5.15%	37	4.0942	1.885838

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	66,325,744.90	8.87%	37	4.3206	NAP	Defeased	7	66,325,744.90	8.87%	37	4.3206	NAP
	3.8000% or less	8	142,570,548.03	19.06%	36	3.7211	2.607010	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.8001% to 4.0000%	5	58,503,103.68	7.82%	37	3.9488	1.784237	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.2000%	11	144,216,759.23	19.28%	35	4.1104	2.045880	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2001% to 4.4000%	10	92,555,993.81	12.37%	37	4.3048	2.179163	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.4001% to 4.6000%	16	108,129,281.46	14.46%	37	4.4836	1.539255	49 months or greater	68	681,647,650.03	91.13%	36	4.2609	1.963223
	4.6001% to 4.8000%	8	63,694,706.13	8.52%	36	4.6974	1.508443	Totals	75	747,973,394.93	100.00%	36	4.2662	1.934269
	4.8001% to 5.0000%	6	45,711,613.99	6.11%	36	4.9013	1.484767
	5.0001% or greater	4	26,265,643.70	3.51%	36	5.4682	1.333520
	Totals	75	747,973,394.93	100.00%	36	4.2662	1.934269
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	66,325,744.90	8.87%	37	4.3206	NAP	Defeased	7	66,325,744.90	8.87%	37	4.3206	NAP
	114 months or less	68	681,647,650.03	91.13%	36	4.2609	1.963223	Interest Only	22	247,005,485.76	33.02%	35	4.0244	2.558465
	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	46	434,642,164.27	58.11%	37	4.3953	1.624949
	Totals	75	747,973,394.93	100.00%	36	4.2662	1.934269	300 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	75	747,973,394.93	100.00%	36	4.2662	1.934269
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	7	66,325,744.90	8.87%	37	4.3206	NAP			No outstanding loans in this group
Underwriter's Information		6	60,306,677.21	8.06%	36	4.0984	2.204736
	12 months or less	60	602,175,670.25	80.51%	36	4.2790	1.941506
	13 months to 24 months	1	4,165,302.57	0.56%	36	4.4400	1.395200
	25 months or greater	1	15,000,000.00	2.01%	34	4.1390	2.021800
	Totals	75	747,973,394.93	100.00%	36	4.2662	1.934269
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	310951467	RT	Las Vegas	NV	Actual/360	3.741%	128,849.78	0.00	0.00	N/A	07/01/29	--	40,000,000.00	40,000,000.00	08/01/26
1A	322450001				Actual/360	3.741%	33,451.38	0.00	0.00	N/A	07/01/29	--	10,384,615.38	10,384,615.38	08/01/26
2	322450002	IN	Various	Various	Actual/360	4.450%	71,852.35	28,891.40	0.00	N/A	10/06/29	--	18,750,883.80	18,721,992.40	08/06/26
2A	322450102				Actual/360	4.450%	53,889.26	21,668.55	0.00	N/A	10/06/29	--	14,063,162.96	14,041,494.41	08/06/26
2B	322450202				Actual/360	4.450%	17,963.09	7,222.85	0.00	N/A	10/06/29	--	4,687,720.81	4,680,497.96	08/06/26
3	310952382	OF	Mountain View	CA	Actual/360	3.688%	123,696.54	0.00	0.00	N/A	09/11/29	--	38,950,000.00	38,950,000.00	08/11/26
4	322450004	IN	Various	Various	Actual/360	3.750%	55,760.41	36,862.71	0.00	N/A	09/06/29	--	17,267,739.03	17,230,876.32	08/06/26
4A	322450104				Actual/360	3.750%	36,244.26	23,960.77	0.00	N/A	09/06/29	--	11,224,030.23	11,200,069.46	08/06/26
5	322450005	MF	Los Angeles	CA	Actual/360	4.150%	53,604.17	0.00	0.00	N/A	05/06/29	--	15,000,000.00	15,000,000.00	08/06/26
5A	322450105				Actual/360	4.150%	35,736.11	0.00	0.00	N/A	05/06/29	--	10,000,000.00	10,000,000.00	08/06/26
6	610950113	98	Collegeville	PA	Actual/360	4.320%	93,000.00	0.00	0.00	N/A	08/11/29	--	25,000,000.00	25,000,000.00	08/11/26
7	307331150	LO	Various	FL	Actual/360	4.050%	79,249.59	37,944.18	0.00	N/A	09/06/29	--	22,723,897.21	22,685,953.03	08/06/26
8	321960010	OF	Chantilly	VA	Actual/360	4.150%	50,030.56	0.00	0.00	N/A	06/06/29	--	14,000,000.00	14,000,000.00	08/06/26
8A	321960110				Actual/360	4.150%	35,736.11	0.00	0.00	N/A	06/06/29	--	10,000,000.00	10,000,000.00	08/06/26
9	28002280	OF	Salt Lake City	UT	Actual/360	4.700%	75,015.72	33,898.22	0.00	N/A	09/06/29	--	18,535,112.00	18,501,213.78	08/06/26
10	300571973	RT	Colton	CA	Actual/360	4.850%	78,780.46	29,396.36	0.00	N/A	07/06/29	--	18,863,295.93	18,833,899.57	08/06/26
11	307331149	MU	Brooklyn	NY	Actual/360	4.250%	70,944.55	27,418.83	0.00	N/A	09/06/29	--	19,385,229.06	19,357,810.23	08/06/26
12	28002261	MH	Chelmsford	MA	Actual/360	3.943%	59,712.83	26,579.75	0.00	N/A	08/06/29	--	17,586,591.83	17,560,012.08	08/06/26
13	300571983	MF	Fayetteville	NC	Actual/360	4.200%	59,793.88	25,295.11	0.00	N/A	08/06/29	--	16,532,871.09	16,507,575.98	08/06/26
14	322450014	MU	Amarillo	TX	Actual/360	3.980%	53,191.60	26,106.19	0.00	N/A	10/01/29	--	15,520,324.62	15,494,218.43	08/01/26
15	322450015	IN	Nashua	NH	Actual/360	4.180%	59,426.83	0.00	0.00	N/A	08/01/29	--	16,510,000.00	16,510,000.00	08/01/26
16	300571980	LO	Corona	CA	Actual/360	4.930%	56,577.08	23,571.95	0.00	N/A	08/06/29	--	13,327,061.27	13,303,489.32	08/06/26
17	300571974	RT	Palm Springs	CA	Actual/360	4.683%	58,636.19	19,006.29	0.00	N/A	07/06/29	--	14,540,603.28	14,521,596.99	08/06/26
18	322450018	Various Various		Various	Actual/360	4.139%	53,462.08	0.00	0.00	N/A	06/06/29	--	15,000,000.00	15,000,000.00	08/06/26
19	322450019	LO	Mount Juliet	TN	Actual/360	3.950%	43,888.21	26,533.12	0.00	N/A	10/01/29	--	12,903,025.31	12,876,492.19	08/01/26
20	28002273	LO	New York	NY	Actual/360	5.200%	56,723.62	21,250.13	0.00	N/A	09/06/29	--	12,667,806.14	12,646,556.01	07/06/26
21	322450021	LO	Mount Juliet	TN	Actual/360	4.080%	42,529.51	24,377.49	0.00	N/A	10/01/29	--	12,105,173.20	12,080,795.71	08/01/26
22	322450022	OF	St Louis	MO	Actual/360	4.015%	45,488.69	20,753.15	0.00	N/A	09/06/29	--	13,157,056.13	13,136,302.98	05/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
23	307331155	RT	Various	Various	Actual/360	3.940%	40,625.81	24,662.55	0.00	N/A	10/06/29	--	11,974,203.84	11,949,541.29	08/06/26
24	322450024	MU	Ambler	PA	Actual/360	4.750%	49,892.78	19,486.32	0.00	N/A	06/06/29	--	12,197,894.76	12,178,408.44	08/06/26
25	322450025	RT	Casper	WY	Actual/360	4.048%	41,549.71	21,354.75	0.00	N/A	08/06/29	--	11,919,780.24	11,898,425.49	08/06/26
26	322450026	Various Various		HI	Actual/360	5.750%	58,562.41	14,384.20	0.00	N/A	06/06/29	--	11,827,471.89	11,813,087.69	08/06/26
27	28002243	IN	Holland	MI	Actual/360	4.400%	46,224.44	0.00	0.00	N/A	07/06/29	--	12,200,000.00	12,200,000.00	08/06/26
28	322450028	LO	SeaTac	WA	Actual/360	4.600%	40,466.07	19,000.68	0.00	N/A	09/06/29	--	10,215,838.66	10,196,837.98	08/06/26
29	310952908	MF	Fresno	CA	Actual/360	4.220%	38,197.79	18,173.51	0.00	N/A	09/11/29	--	10,511,546.11	10,493,372.60	08/11/26
30	310951242	MU	Hermosa Beach	CA	Actual/360	3.800%	37,303.33	0.00	0.00	N/A	08/11/29	--	11,400,000.00	11,400,000.00	08/11/26
31	28002274	IN	Howell	MI	Actual/360	4.650%	39,715.68	18,293.46	0.00	N/A	09/06/29	--	9,918,588.70	9,900,295.24	08/06/26
32	28002277	MU	Pikeville	KY	Actual/360	4.710%	36,950.58	24,941.70	0.00	N/A	09/06/29	--	9,110,477.77	9,085,536.07	08/06/26
33	300572018	LO	Secaucus	NJ	Actual/360	4.250%	30,333.15	23,840.66	0.00	N/A	10/06/29	--	8,288,375.18	8,264,534.52	08/06/26
34	322450034	OF	Louisville	KY	Actual/360	4.520%	33,335.88	12,372.81	0.00	N/A	07/06/29	--	8,564,741.37	8,552,368.56	06/06/24
35	307331159	MF	Spring Lake	NC	Actual/360	3.880%	28,900.61	0.00	0.00	N/A	10/06/29	--	8,650,000.00	8,650,000.00	08/06/26
36	307331147	LO	Benton Harbor	MI	Actual/360	4.500%	28,942.49	14,125.76	0.00	N/A	09/06/29	--	7,469,028.48	7,454,902.72	08/06/26
37	300571977	LO	Cartersville	GA	Actual/360	4.470%	28,676.64	14,240.23	0.00	N/A	08/06/29	--	7,450,089.23	7,435,849.00	08/06/26
38	410949618	IN	Hayward	CA	Actual/360	3.500%	24,864.58	0.00	0.00	N/A	08/11/29	--	8,250,000.00	8,250,000.00	08/11/26
40	307331146	LO	Lake Orion	MI	Actual/360	4.300%	26,669.70	14,157.19	0.00	N/A	08/06/29	--	7,202,618.36	7,188,461.17	08/06/26
41	322450041	LO	Various	TX	Actual/360	4.900%	26,031.28	13,802.23	0.00	N/A	10/01/29	--	6,169,362.93	6,155,560.70	08/01/26
42	322450042	LO	Clearlake	CA	Actual/360	4.250%	22,750.48	12,177.25	0.00	N/A	10/01/29	--	6,216,450.23	6,204,272.98	08/01/26
43	300571990	LO	Grantville	PA	Actual/360	4.700%	24,960.57	11,344.08	0.00	N/A	08/06/29	--	6,167,332.97	6,155,988.89	08/06/26
44	322450044	LO	Holiday	FL	Actual/360	4.500%	23,790.85	11,677.12	0.00	N/A	08/06/29	--	6,139,575.06	6,127,897.94	08/06/26
45	300571991	RT	Hendersonville	TN	Actual/360	4.500%	22,598.42	10,336.13	0.00	N/A	08/06/29	--	5,831,849.32	5,821,513.19	08/06/26
46	322450046	RT	El Segundo	CA	Actual/360	3.800%	16,920.29	15,900.10	0.00	N/A	08/06/29	--	5,170,886.97	5,154,986.87	08/06/26
47	300571978	LO	Belton	MO	Actual/360	5.000%	23,483.34	9,531.19	0.00	N/A	08/06/29	--	5,454,195.59	5,444,664.40	08/06/26
48	28002272	MU	New York	NY	Actual/360	4.650%	24,389.01	36.41	36.41	N/A	09/06/29	--	6,090,906.79	6,090,870.38	08/06/26
49	322450049	RT	Cumming	GA	Actual/360	4.300%	19,069.31	0.00	0.00	N/A	09/06/29	--	5,150,000.00	5,150,000.00	08/06/26
50	410950232	MF	Victoria	TX	Actual/360	4.410%	18,400.31	6,667.28	0.00	N/A	08/11/29	--	4,845,374.79	4,838,707.51	08/11/26
51	28002283	RT	Douglasville	GA	Actual/360	4.480%	17,938.67	0.00	0.00	09/06/29	10/06/33	--	4,650,000.00	4,650,000.00	08/06/26

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
52	300571982	RT	San Antonio	TX	Actual/360	4.440%	15,952.00	6,971.70	0.00	N/A	08/06/29	--	4,172,274.27	4,165,302.57	08/06/26
53	300572006	RT	Saint Petersburg	FL	Actual/360	4.000%	13,538.20	8,064.84	0.00	N/A	09/06/29	--	3,930,445.82	3,922,380.98	08/06/26
54	28002282	RT	Tupelo	MS	Actual/360	4.480%	17,167.11	0.00	0.00	09/06/29	01/06/33	--	4,450,000.00	4,450,000.00	08/06/26
55	300571998	LO	Newport News	VA	Actual/360	4.750%	15,057.13	10,028.03	0.00	N/A	09/06/29	--	3,681,200.04	3,671,172.01	08/06/26
56	410945177	RT	Vacaville	CA	Actual/360	4.080%	13,753.58	6,974.09	0.00	N/A	08/11/29	--	3,914,680.13	3,907,706.04	08/11/26
57	322450057	RT	Memphis	TN	Actual/360	4.350%	14,506.01	6,541.47	0.00	N/A	09/06/29	--	3,872,572.31	3,866,030.84	08/06/26
58	28002281	RT	Lexington	SC	Actual/360	4.480%	15,624.00	0.00	0.00	09/06/29	10/06/34	--	4,050,000.00	4,050,000.00	08/06/26
59	300572000	RT	Benton	AR	Actual/360	4.100%	12,824.55	5,295.39	0.00	N/A	09/06/29	06/06/29	3,632,446.73	3,627,151.34	08/06/26
60	300572004	MF	Stone Mountain	GA	Actual/360	4.750%	12,577.19	5,576.14	0.00	N/A	09/06/29	06/06/29	3,074,899.76	3,069,323.62	08/06/26
61	300571994	OF	Humble	TX	Actual/360	4.300%	11,570.42	5,007.77	0.00	N/A	08/06/29	--	3,124,793.34	3,119,785.57	08/06/26
62	307331145	SS	Maurice	LA	Actual/360	4.500%	8,354.45	6,097.19	0.00	N/A	08/06/29	--	2,155,985.99	2,149,888.80	08/06/26
63	307331148	MF	Circleville	OH	Actual/360	4.400%	8,370.97	4,248.20	0.00	N/A	09/06/29	--	2,209,346.70	2,205,098.50	08/06/26
64	300572010	MF	Eastpointe	MI	Actual/360	4.500%	8,444.55	4,095.91	0.00	N/A	10/06/29	--	2,179,238.18	2,175,142.27	08/06/26
65	322450065	RT	Ludington	MI	Actual/360	4.700%	8,477.68	3,852.93	0.00	N/A	08/06/29	--	2,094,691.04	2,090,838.11	08/06/26
66	28002286	RT	Fayette	MO	Actual/360	4.930%	4,546.69	0.00	0.00	09/06/29	01/06/34	--	1,071,000.00	1,071,000.00	08/06/26
67	307331158	IN	Muncie	IN	Actual/360	4.600%	3,145.98	2,188.50	0.00	N/A	10/06/29	--	794,216.92	792,028.42	08/06/26
68	28002285	RT	Centralia	IL	Actual/360	5.430%	4,353.20	0.00	0.00	09/06/29	02/06/34	--	931,000.00	931,000.00	08/06/26
69	28002287	RT	Hubbard Lake	MI	Actual/360	4.930%	3,833.49	0.00	0.00	09/06/29	04/06/34	--	903,000.00	903,000.00	08/06/26
70	28002284	RT	Trenton	MO	Actual/360	5.580%	4,204.38	0.00	0.00	09/06/29	12/06/33	--	875,000.00	875,000.00	08/06/26
Totals							2,751,080.62	866,184.82	36.41				748,839,579.75	747,973,394.93
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	85,850,631.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	7,073,630.69	1,923,162.77	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	10,541,932.14	5,350,434.10	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4	4,705,667.36	1,234,140.23	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	25,028,803.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,444,856.35	1,134,671.70	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,545,485.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	5,247,300.00	2,823,479.27	10/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	1,213,516.98	511,829.15	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,446,128.34	431,018.27	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,609,490.34	810,570.90	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,175,742.82	1,233,768.35	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,440,205.55	703,491.79	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	1,031,384.66	1,051,841.67	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,735,748.59	752,865.98	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	8,797,454.00	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,412,127.87	1,790,234.15	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,126,787.00	0.00	--	--	04/11/22	0.00	74,584.67	77,946.48	77,946.48	0.00	0.00
21	1,377,044.30	1,402,747.05	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22	533,028.50	143,111.00	01/01/25	09/30/25	10/22/25	5,442,174.54	30,242.55	47,280.28	179,837.47	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	2,566,740.97	654,223.38	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	2,293,767.06	583,983.24	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	3,526,817.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,487,780.14	375,628.12	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,124,888.88	1,015,450.19	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	928,285.73	234,500.13	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,244,248.45	638,720.73	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,382,495.93	1,378,303.52	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33	2,157,813.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	(933,860.98)	01/01/25	09/30/25	03/11/26	7,936,683.52	562,899.28	14,731.78	625,047.52	0.00	0.00
35	848,347.93	415,289.96	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,692,191.71	1,700,829.58	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,241,816.01	1,219,531.04	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,509,026.00	421,240.02	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
40	864,117.51	955,617.39	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
41	888,592.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	641,860.63	838,631.59	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
43	648,087.41	661,703.43	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1,023,388.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	572,199.46	148,796.30	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
46	962,875.47	478,713.89	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
47	897,867.13	1,030,751.94	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
48	388,935.87	99,510.70	01/01/26	03/31/26	--	0.00	7,989.87	0.00	0.00	0.00	0.00
49	455,625.38	115,097.52	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
50	361,166.39	98,893.34	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
51	404,005.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
52	474,335.29	203,303.94	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
53	692,894.96	180,612.61	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
54	388,000.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	257,419.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	466,132.24	105,855.04	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
57	713,274.00	188,079.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
58	351,140.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	539,269.37	167,892.99	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
62	453,502.71	255,896.54	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
63	245,985.32	156,703.60	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
65	406,539.45	87,420.06	01/01/26	03/31/26	--	0.00	0.00	12,326.10	12,326.10	0.00	0.00
66	100,139.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
67	100,699.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
68	87,251.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
69	84,266.81	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
70	81,785.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	197,095,087.43	43,572,139.19				13,378,858.06	675,716.37	152,284.64	895,157.57	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	1	13,136,302.98	1	8,552,368.56	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.266218%	4.242730%	36
07/17/26	1	13,157,056.13	1	794,216.92	1	8,564,741.37	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.266339%	4.242847%	37
06/17/26	1	796,498.16	0	0.00	1	8,578,139.07	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.266472%	4.242976%	38
05/15/26	0	0.00	0	0.00	1	8,590,411.97	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.266591%	4.243092%	39
04/17/26	0	0.00	0	0.00	2	21,825,525.09	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.266723%	4.243219%	40
03/17/26	0	0.00	1	13,242,270.28	1	8,615,887.08	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.266840%	4.243599%	41
02/18/26	1	13,267,081.97	0	0.00	1	8,631,252.12	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.266996%	4.243751%	42
01/16/26	0	0.00	0	0.00	1	8,643,319.09	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.267111%	4.243863%	43
12/17/25	0	0.00	0	0.00	1	8,655,339.28	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.267226%	4.245272%	44
11/18/25	0	0.00	0	0.00	1	8,668,397.01	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.267353%	4.245396%	45
10/20/25	0	0.00	0	0.00	1	8,680,319.97	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.267466%	4.249916%	46
09/17/25	0	0.00	0	0.00	1	8,693,283.96	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.267591%	4.245628%	47
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
20	28002273	07/06/26	0	B	77,946.48	77,946.48	55,452.59	12,667,806.14	11/20/25	98
22	322450022	05/06/26	2	2	47,280.28	179,837.47	1,688.40	13,199,807.89	10/22/25	13
34	322450034	06/06/24	25	6	14,731.78	625,047.52	0.00	8,874,519.39	05/28/24	6
65	322450065	08/06/26	0	B	12,326.10	12,326.10	0.00	2,094,691.04
Totals					152,284.64	895,157.57	57,140.99	36,836,824.46
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		383,211,545	374,659,176	8,552,369		0
37 - 48 Months		347,831,850	334,695,547	13,136,303		0
49 - 60 Months		0	0	0		0
> 60 Months		16,930,000	16,930,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	747,973,395	726,284,723	0	13,136,303	8,552,369	0
Jul-26	748,839,580	726,323,565	13,157,056	794,217	8,564,741	0
Jun-26	749,761,617	740,386,980	796,498	0	8,578,139	0
May-26	750,621,094	742,030,682	0	0	8,590,412	0
Apr-26	751,536,663	729,711,138	0	0	21,825,525	0
Mar-26	752,389,481	730,531,324	0	13,242,270	8,615,887	0
Feb-26	753,417,767	731,519,433	13,267,082	0	8,631,252	0
Jan-26	754,263,488	745,620,169	0	0	8,643,319	0
Dec-25	755,106,074	746,450,735	0	0	8,655,339	0
Nov-25	756,005,357	747,336,960	0	0	8,668,397	0
Oct-25	756,841,411	748,161,091	0	0	8,680,320	0
Sep-25	757,734,395	749,041,111	0	0	8,693,284	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
20	28002273	12,646,556.01	12,667,806.14	17,500,000.00	03/01/22	990,607.00	1.05860	12/31/25	09/06/29	276
22	322450022	13,136,302.98	13,199,807.89	6,710,000.00	03/12/26	143,111.00	0.72010	09/30/25	09/06/29	277
34	322450034	8,552,368.56	8,874,519.39	7,500,000.00	02/20/26	(1,102,898.98)	(0.86170)	09/30/25	07/06/29	277
57	322450057	3,866,030.84	3,866,030.84	6,975,000.00	07/23/19	172,147.75	2.72630	03/31/26	09/06/29	277
67	307331158	792,028.42	792,028.42	1,600,000.00	06/12/19	93,118.54	1.45460	12/31/25	10/06/29	217
Totals		38,993,286.81	39,400,192.68	40,285,000.00		296,085.31

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
20	28002273	LO	NY	11/20/25	98

In 4/2026 the Special Servicer filed for foreclosure and receivership due to non-monetary default. Borrower filed an answer in 7/2026 and counsel is preparing a motion for summary judgment. Special Servicer continues to dual-track pursuit of a

	fore closure sale in the event the Loan is not paid off in full or defeased.

22	322450022	OF	MO	10/22/25	13

Q2 2026 financials have been requested from the receiver. Receiver remains focused on lease-up while resolution timing is being evaluated. Special Servicer is performing due diligence on property valuation to determine disposition timing and

	strategy.

34	322450034	OF	KY	05/28/24	6
	The Buyer from the Receiver sale defaulted on the contract and forfeited its deposit.The Special Servicer and Receiver are evaluating its optons to liquidate the collateral.

57	322450057	RT	TN	12/19/25	13
	The Special Servicer is preparing to return the Loan to the Master Servicer. The Borrower sent the Q1 2026 financials. As of 3/31/2026, the property was 77.22% occupied.

67	307331158	IN	IN	04/08/26	13

The Borrower has submitted the required documents for cash management implementation to the DACA and CMA Banks. The Banks are in the process of finalizing account setup. As of 7/29/2026 the loan is current. Q1 2026 annualized

	financials show proper ty performance at a 1.61x NOI DSCR, and occupancy at 100%.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
7	307331150	24,400,000.00	4.05000%	24,400,000.00	4.05000%	10	07/09/20	06/06/20	08/11/20
23	307331155	0.00	3.94000%	0.00	3.94000%	8	05/17/22	05/17/22	--
26	322450026	12,500,000.00	5.75000%	12,500,000.00	5.75000%	10	05/28/20	04/03/20	10/13/20
28	322450028	11,512,131.10	4.60000%	11,439,292.04	4.60000%	10	12/06/21	04/06/21	--
40	307331146	0.00	4.30000%	0.00	4.30000%	10	01/29/21	05/06/20	02/11/21
45	300571991	0.00	4.50000%	0.00	4.50000%	8	06/03/22	06/08/22	--
Totals		48,412,131.10		48,339,292.04
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
10	0.00	0.00	0.00	0.00	1,081.77	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	0.00	0.00	801.49	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	3,500.00	0.00	0.00	18,803.85	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	0.00	0.00	652.88	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	0.00	0.00	594.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	3,500.00	0.00	0.00	30,874.25	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	0.00	0.00	142.89	0.00	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	0.00	0.00	363.05	0.00	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	0.00	0.00	330.15	0.00	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	0.00	0.00	243.89	0.00	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
67	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	17,500.00	0.00	4,210.79	49,678.10	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		71,388.89

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "U.S. Risk Retention Special Notices" tab for the UBS Commercial Mortgage

Trust 2019-C17 transaction, certain information provided to the Certificate Administrator regarding each Retaining Party's compliance with the applicable risk retention agreement. Investors should refer to the Certificate Administrator's website for all such information.

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